Stock-Based Compensation	6 Months Ended
Jun. 30, 2014
Stock-Based Compensation

8. Stock-Based Compensation

During 2011, the Company established a stock incentive plan (the “Plan”). The Plan allows the Company to grant stock options to individuals or groups of individuals as specified in the Plan. The exercise price of stock options cannot be less than the fair value of the common stock at the time of the grant, and the stock options generally expire ten years after the date of issuance.

As part of the Reorganization Agreement, the Company was required to replace GrubHub Holdings Inc.’s share based payment awards. The Company determined the fair value of the replacement awards at the time of the Merger. The fair value based measure of the replacement awards that was attributable to pre-combination services was approximately $11.0 million, and was included as part of the purchase price of $421.5 million, as additional consideration transferred in the business combination. The Company also determined that the fair value based measure of the replacement options attributable to post combination services was approximately $12.5 million. The fair value of the post combination services replacement awards is recognized as compensation cost in the Company’s post-Merger consolidated financial statements over the remaining vesting period.

The Company granted 3,992,500, 1,619,167, 3,698,708 and 1,739,273 (unaudited) stock options during the year ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2014, respectively. The fair market value of each stock option award was estimated based on the assumptions below as of the grant date using the Black-Scholes-Merton option pricing model. Expected volatilities are based on historical volatilities of comparable publicly traded companies. The Company uses historical data to estimate option exercises and employee terminations within the valuation model. Separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of the award is estimated using a simplified method. The fair value at grant date was determined considering the performance of the Company at the grant date as well as future growth and profitability expectations by applying market and income approaches. The risk-free rate for the period within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The following assumptions were utilized for the years ended December 31, 2011, 2012, and 2013 and the six months ended June 30, 2014:

	December 31,			June 30, 2014
	2011	2012	2013
				(unaudited)
Weighted average fair value options granted	$1.09	$1.46	$3.97	$13.12
Average risk-free interest rate	1.21%	0.87%	1.41%	2.00%
Expected stock price volatilities(a)	60.40%	54.80%	50.7%	50.5%
Dividend yield	None	None	None	None
Expected stock option life (years)	6.08	6.11	5.20	6.29

a)	There was no active external or internal market for the Company’s shares until April of 2014. Thus, it was not possible to estimate the expected volatility of the Company’s share price in estimating fair value of options granted. As a substitute for such volatility, the Company used the historical volatility of comparable companies.

The stock options vest over different lengths of time depending upon the grantee. Compensation expense is recorded over the vesting period. The Company recorded compensation expense of $0.8 million, $2.6 million and $4.9 million for the years ended December 31, 2011, 2012 and 2013, respectively, and $1.2 million (unaudited) and $4.7 million (unaudited) during the six months ended June 30, 2013 and 2014, respectively.

A summary of the Company’s stock option activity is as follows:

	Fiscal Year Ended December 31, 2011
	Options	Weighted Average Exercise Price	Average Intrinsic Value (in thousands)	Weighted Average Exercise Term (years)
Outstanding at beginning of period	—	N/A
Granted	3,992,500	$3.80
Forfeited	(135,000)	3.80

Outstanding at end of period	3,875,500	$3.80	$2,003	9.79

Vested and expected to vest at end of period	3,310,894	3.80	1,722	9.73
Exercisable at end of period	2,344	3.80	$1	9.70

	Fiscal Year Ended December 31, 2012
	Options	Weighted Average Exercise Price	Average Intrinsic Value (in thousands)	Weighted Average Exercise Term (years)
Outstanding at beginning of period	3,857,500	$3.80	$2,003	9.79
Granted	1,619,167	5.16
Forfeited	(541,799)	3.88
Exercised	(29,860)	3.80

Outstanding at end of period	4,905,008	$4.24	8,632	9.37

Vested and expected to vest at end of period	4,323,108	4.22	7,687	9.41
Exercisable at end of period	1,222,222	3.80	$2,689	9.41

	Fiscal Year Ended December 31, 2013
	Options	Weighted Average Exercise Price	Average Intrinsic Value (in thousands)	Weighted Average Exercise Term (years)
Outstanding at beginning of period	4,905,008	$4.24	$8,632	9.37
Granted	3,698,708	3.78
Forfeited	(458,204)	4.40
Exercised	(475,959)	3.04

Outstanding at end of period	7,669,553	$4.08	56,844	8.29

Vested and expected to vest at end of period	7,193,713	4.02	53,870	8.27
Exercisable at end of period	3,081,017	3.64	$24,197	8.18

	Six Months Ended June 30, 2014
	Options	Weighted Average Exercise Price	Average Intrinsic Value (in thousands)	Weighted Average Exercise Term (years)
	(unaudited)
Outstanding at beginning of period	7,669,553	$4.08	$56,844	8.29
Granted	1,739,273	15.13
Forfeited	(558,820)	4.27
Exercised	(695,627)	3.31

Outstanding at end of period	8,154,379	6.44	236,210	8.20

Vested and expected to vest at end of period	6,587,727	5.60	196,389	8.06
Exercisable at end of period	3,493,142	$3.88	$110,146	7.76

The aggregate intrinsic value in the tables above represents the total pre-tax intrinsic value (the difference between the fair value of the common stock on December 31, 2011, 2012 and 2013 and June 30, 2014, respectively, and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options on each date. This amount will change in future periods based on the fair market value of the Company’s stock and the number of options outstanding. The aggregate intrinsic value of awards exercised during the years ended December 31, 2012, and 2013 was $0.07 million and $3.4 million, respectively, and $11.6 million (unaudited) during the six months ended June 30, 2014. There were no awards exercised during the year ended December 31, 2011.

The options outstanding and exercisable as of June 30, 2014 have been segregated into ranges for additional disclosure as follows:

Exercise Price	Outstanding on June 30, 2014(1)	Weighted Average Remaining Term (years)	Vested and Expected to Vest on June 30, 2014	Weighted Average Exercise Term (years)	Exercisable on June 30, 2014	Weighted Average Exercise Term (years)
	(unaudited)
$0.06	8,554	4.47	8,544	4.47	8,554	4.47
0.08	87,654	4.98	87,654	4.98	87,654	4.98
0.44	74,823	6.03	74,212	6.03	69,067	6.01
0.78	77,867	6.45	73,971	6.45	32,632	6.52
0.90	255,793	6.86	239,093	6.86	138,714	6.88
2.00	1,098,402	7.59	889,702	7.56	439,976	7.47
2.62	50,000	7.31	50,000	7.31	50,000	7.31
3.80	2,546,905	7.98	2,397,213	7.99	1,768,388	8.00
4.62	50,599	7.97	40,930	7.97	25,298	7.97
5.06	59,725	8.07	49,386	8.07	3,582	8.08
5.08	155,797	8.14	90,184	8.14	50,352	8.14
5.20	338,952	7.42	288,053	7.39	161,020	7.41
5.60	1,070,535	8.00	916,871	8.04	446,447	8.06
6.20	125,058	8.35	98,269	8.35	28,617	8.32
6.22	125	8.38	104	8.38	—	n/a
8.40	164,888	8.63	153,399	8.62	106,173	8.59
8.42	93,739	8.60	66,633	8.60	31,072	8.59
10.82	199,000	8.80	123,791	8.80	42,177	8.81
11.50	28,750	9.44	13,422	9.42	389	8.69
13.70	1,566,930	9.60	820,956	9.60	—	n/a
30.91	122,100	9.89	57,147	9.89	—	n/a
35.31	18,183	9.78	18,183	9.78	3,030	9.78

Total	8,154,379	8.20	6,587,727	8.06	3,493,142	7.76

(1)	Includes 34,512 shares of restricted common stock owned by officers of the Company that contain forfeiture provisions.

As of June 30, 2014, total unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options was $21.1 million (unaudited) and is expected to be recognized over a weighted average period of 3.05 years.